Dividend	12 Months Ended
Dec. 31, 2011
Dividend
(15)	Dividend

On February 10, 2012, the Company’s board of directors approved and declared a quarterly cash dividend of $0.37 per share on the Company’s issued and outstanding common shares, payable on March 6, 2012 to shareholders of record as of February 24, 2012